Securities - Continuous Unrealized Loss Position (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Available-for-sale securities, Continuous Unrealized Loss Position, Fair Value
Available-for-sale securities, Continuous Unrealized Loss Position, Fair Value, Less than 12 Months	$ 34,419	$ 6,927
Available-for-sale securities, Continuous Unrealized Loss Position, Fair Value, 12 Months or Longer	4,744	29,589
Available-for-sale securities, Continuous Unrealized Loss Position, Fair Value, Total	39,163	36,516
Available-for-sale securities, Continuous Unrealized Loss Position, Gross Unrealized Losses
Available-for-sale securities, Continuous Unrealized Loss Position, Gross Unrealized Losses, Less than 12 Months	(301)	(52)
Available-for-sale securities, Continuous Unrealized Loss Position, Gross Unrealized Losses, 12 Months or Longer	(83)	(581)
Available-for-sale securities, Continuous Unrealized Loss Position, Gross Unrealized Losses, Total	(384)	(633)
Held-to-maturity securities, Continuous Unrealized Loss Position, Fair Value
Held-to-maturity securities, Continuous Unrealized Loss Position, Fair Value, Less than 12 Months		1,545
Held-to-maturity securities, Continuous Unrealized Loss Position, Fair Value, 12 Months or Longer		6,761
Held-to-maturity securities, Continuous Unrealized Loss Position, Fair Value, Total		8,306
Debt securities, Held-to-maturity securities, Continuous unrealized loss position, accumulated loss
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss		(5)
Held-to-maturity securities, Continuous Unrealized Loss Position, Gross Unrealized Losses, 12 Months or Longer		(98)
Held-to-maturity securities, Continuous Unrealized Loss Position, Gross Unrealized Losses, Total		(103)
U.S. asset backed securities
Available-for-sale securities, Continuous Unrealized Loss Position, Fair Value
Available-for-sale securities, Continuous Unrealized Loss Position, Fair Value, Less than 12 Months	11,866
Available-for-sale securities, Continuous Unrealized Loss Position, Fair Value, Total	11,866
Available-for-sale securities, Continuous Unrealized Loss Position, Gross Unrealized Losses
Available-for-sale securities, Continuous Unrealized Loss Position, Gross Unrealized Losses, Less than 12 Months	(101)
Available-for-sale securities, Continuous Unrealized Loss Position, Gross Unrealized Losses, Total	(101)
U.S. government agency mortgage-backed securities
Available-for-sale securities, Continuous Unrealized Loss Position, Fair Value
Available-for-sale securities, Continuous Unrealized Loss Position, Fair Value, Less than 12 Months		2,354
Available-for-sale securities, Continuous Unrealized Loss Position, Fair Value, 12 Months or Longer	1,636	15,223
Available-for-sale securities, Continuous Unrealized Loss Position, Fair Value, Total	1,636	17,577
Available-for-sale securities, Continuous Unrealized Loss Position, Gross Unrealized Losses
Available-for-sale securities, Continuous Unrealized Loss Position, Gross Unrealized Losses, Less than 12 Months		(6)
Available-for-sale securities, Continuous Unrealized Loss Position, Gross Unrealized Losses, 12 Months or Longer	(26)	(265)
Available-for-sale securities, Continuous Unrealized Loss Position, Gross Unrealized Losses, Total	(26)	(271)
U.S. government agency collateralized mortgage obligations
Available-for-sale securities, Continuous Unrealized Loss Position, Fair Value
Available-for-sale securities, Continuous Unrealized Loss Position, Fair Value, Less than 12 Months	16,283	2,636
Available-for-sale securities, Continuous Unrealized Loss Position, Fair Value, 12 Months or Longer	3,108	5,620
Available-for-sale securities, Continuous Unrealized Loss Position, Fair Value, Total	19,391	8,256
Available-for-sale securities, Continuous Unrealized Loss Position, Gross Unrealized Losses
Available-for-sale securities, Continuous Unrealized Loss Position, Gross Unrealized Losses, Less than 12 Months	(116)	(14)
Available-for-sale securities, Continuous Unrealized Loss Position, Gross Unrealized Losses, 12 Months or Longer	(57)	(128)
Available-for-sale securities, Continuous Unrealized Loss Position, Gross Unrealized Losses, Total	(173)	(142)
State and municipal securities
Available-for-sale securities, Continuous Unrealized Loss Position, Fair Value
Available-for-sale securities, Continuous Unrealized Loss Position, Fair Value, Less than 12 Months	6,270	957
Available-for-sale securities, Continuous Unrealized Loss Position, Fair Value, 12 Months or Longer		8,746
Available-for-sale securities, Continuous Unrealized Loss Position, Fair Value, Total	6,270	9,703
Available-for-sale securities, Continuous Unrealized Loss Position, Gross Unrealized Losses
Available-for-sale securities, Continuous Unrealized Loss Position, Gross Unrealized Losses, Less than 12 Months	(84)	(11)
Available-for-sale securities, Continuous Unrealized Loss Position, Gross Unrealized Losses, 12 Months or Longer		(188)
Available-for-sale securities, Continuous Unrealized Loss Position, Gross Unrealized Losses, Total	$ (84)	(199)
Held-to-maturity securities, Continuous Unrealized Loss Position, Fair Value
Held-to-maturity securities, Continuous Unrealized Loss Position, Fair Value, Less than 12 Months		1,545
Held-to-maturity securities, Continuous Unrealized Loss Position, Fair Value, 12 Months or Longer		4,783
Held-to-maturity securities, Continuous Unrealized Loss Position, Fair Value, Total		6,328
Debt securities, Held-to-maturity securities, Continuous unrealized loss position, accumulated loss
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss		(5)
Held-to-maturity securities, Continuous Unrealized Loss Position, Gross Unrealized Losses, 12 Months or Longer		(85)
Held-to-maturity securities, Continuous Unrealized Loss Position, Gross Unrealized Losses, Total		(90)
Investments in mutual funds
Available-for-sale securities, Continuous Unrealized Loss Position, Fair Value
Available-for-sale securities, Continuous Unrealized Loss Position, Fair Value, Less than 12 Months		980
Available-for-sale securities, Continuous Unrealized Loss Position, Fair Value, Total		980
Available-for-sale securities, Continuous Unrealized Loss Position, Gross Unrealized Losses
Available-for-sale securities, Continuous Unrealized Loss Position, Gross Unrealized Losses, Less than 12 Months		(21)
Available-for-sale securities, Continuous Unrealized Loss Position, Gross Unrealized Losses, Total		(21)
U.S. Treasuries
Held-to-maturity securities, Continuous Unrealized Loss Position, Fair Value
Held-to-maturity securities, Continuous Unrealized Loss Position, Fair Value, 12 Months or Longer		1,978
Held-to-maturity securities, Continuous Unrealized Loss Position, Fair Value, Total		1,978
Debt securities, Held-to-maturity securities, Continuous unrealized loss position, accumulated loss
Held-to-maturity securities, Continuous Unrealized Loss Position, Gross Unrealized Losses, 12 Months or Longer		(13)
Held-to-maturity securities, Continuous Unrealized Loss Position, Gross Unrealized Losses, Total		$ (13)